Long-Term Debt, Interest Rates and Maturities (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Floating interest | Collateralized bank loans | Minimum
Debt Instrument [Line Items]
Interest rate	1.00%	1.00%
Floating interest | Collateralized bank loans | Maximum
Debt Instrument [Line Items]
Interest rate	3.70%	3.70%
Maturity year	2016	2016
Fixed interest | Collateralized bank loans
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%
Fixed interest | Collateralized bank loans | Maximum
Debt Instrument [Line Items]
Maturity year	2021	2021
Fixed interest | Unsecured bank loans | Minimum
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%
Fixed interest | Unsecured bank loans | Maximum
Debt Instrument [Line Items]
Interest rate	1.80%	1.80%
Maturity year	2021	2021